Trade receivables (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure Of Trade Receivables
The following table details the aging analysis of the trade receivables:

	Not overdue	1-30 days overdue	30-90 days overdue	>90 days overdue	Total
2022
Gross trade receivables	130,718	93,371	19,034	2,984	246,107
Trade receivables - related parties	61,293	12,786	519	398	74,996

Net trade receivables	192,011	106,157	19,553	3,382	321,103

2021
Gross trade receivables	89,348	53,289	14,403	713	157,753
Trade receivables - related parties	7,210	7,310	—	168	14,688

Net trade receivables	96,558	60,599	14,403	881	172,441